ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative liability, beginning	$ 38,741,832	$ 6,847,877
Addition of new conversion option derivatives	1,077,757	2,572,723
Extinguishment/modification	(727,344)	0
Conversion of note derivatives	(12,364,084)	(2,795,340)
Change in fair value	(26,728,161)	32,116,572
Derivative liability, ending	0	38,741,832
Warrants [Member]
Derivative liability, beginning	1,397,997	188,822
Addition of new conversion option derivatives	0	0
Extinguishment/modification	(346)	0
Conversion of note derivatives	(1,869,768)	0
Change in fair value	472,117	1,209,175
Derivative liability, ending	0	1,397,997
Notes [Member]
Derivative liability, beginning	37,343,835	6,659,055
Addition of new conversion option derivatives	1,077,757	2,572,723
Extinguishment/modification	(726,998)	0
Conversion of note derivatives	(10,494,316)	(2,795,340)
Change in fair value	(27,200,278)	30,907,397
Derivative liability, ending	$ 0	$ 37,343,835